Income Taxes	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Income Taxes

NOTE 4 INCOME TAXES

U.S. Cellular is included in a consolidated federal income tax return and in certain state income tax returns with other members of the TDS consolidated group. For financial statement purposes, U.S. Cellular and its subsidiaries compute their income tax expense as if they comprised a separate affiliated group and were not included in the TDS consolidated group.

U.S. Cellular's current income taxes balances at December 31, 2014 and 2013 were as follows:

December 31,	2014	2013
(Dollars in thousands)
Federal income taxes receivable (payable)	$73,510	$(32,351)
Net state income taxes receivable (payable)	1,199	(1,545)

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2014	2013	2012
(Dollars in thousands)
Current
Federal	$(77,931)	$180,056	$10,547
State	8,545	8,426	4,186
Deferred
Federal	44,881	(69,917)	54,490
State	6,276	(5,431)	(5,246)
State - valuation allowance adjustment	6,447	-	-
	$(11,782)	$113,134	$63,977

A reconciliation of U.S. Cellular's income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to U.S. Cellular's effective income tax expense rate is as follows:

Year Ended December 31,	2014		2013		2012
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$(20.5)	35.0%	$90.2	35.0%	$71.8	35.0%
State income taxes, net of federal benefit (1)	12.2	(20.8)	5.2	2.0	3.7	1.8
Effect of noncontrolling interests	(5.8)	9.8	(2.2)	(0.9)	(6.3)	(3.1)
Gains (losses) on investments and sale of assets (2)	-	-	20.5	8.0	-	-
Correction of deferred taxes (3)	-	-	-	-	(5.3)	(2.6)
Other differences, net	2.3	(3.9)	(0.6)	(0.2)	0.1	0.1
Total income tax expense and rate	$(11.8)	20.1%	$113.1	43.9%	$64.0	31.2%

(1)	State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance. During the third quarter of 2014 U.S. Cellular recorded a $6.4 million increase to income tax expense related to a valuation allowance recorded against certain state deferred tax assets. In each interim period, U.S. Cellular evaluates the available positive and negative evidence to assess whether deferred tax assets are realizable, on a more likely than not basis. During the year ended December 31, 2014, based on revised forecasts of future state income, U.S. Cellular concluded that the negative evidence related to the realization of certain state deferred tax assets outweighed the positive evidence. Accordingly, U.S. Cellular determined that such deferred tax assets related to certain states were not realizable, on a more likely than not basis.

(2)	Gains (losses) on investments and sale of assets represents 2013 tax expense related to the NY1 & NY2 Deconsolidation and the Divestiture Transaction.

(3)	Correction of deferred taxes reflects immaterial adjustments to correct deferred tax balances in 2012 related to tax basis and law changes that related to periods prior to 2012.

Significant components of U.S. Cellular’s deferred income tax assets and liabilities at December 31, 2014 and 2013 were as follows:

December 31,	2014	2013
(Dollars in thousands)
Deferred tax assets
Current deferred tax assets	$96,886	$102,088
Net operating loss (“NOL”) carryforwards	72,878	61,294
Stock-based compensation	21,072	19,028
Compensation and benefits - other	2,586	3,746
Deferred rent	18,513	19,462
Other	26,116	24,604
Total deferred tax assets	238,051	230,222
Less valuation allowance	(53,119)	(43,375)
Net deferred tax assets	184,932	186,847
Deferred tax liabilities
Property, plant and equipment	520,723	503,491
Licenses/intangibles	275,456	282,764
Partnership investments	149,371	133,931
Other	4,135	3,853
Total deferred tax liabilities	949,685	924,039
Net deferred income tax liability	$764,753	$737,192

At December 31, 2014, U.S. Cellular and certain subsidiaries had $1,439.4 million of state NOL carryforwards (generating a $59.4 million deferred tax asset) available to offset future taxable income. The state NOL carryforwards expire between 2015 and 2034. Certain subsidiaries had federal NOL carryforwards (generating a $13.5 million deferred tax asset) available to offset their future taxable income. The federal NOL carryforwards expire between 2018 and 2034. A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.

A summary of U.S. Cellular’s deferred tax asset valuation allowance is as follows:

	2014	2013	2012
(Dollars in thousands)
Balance at January 1,	$43,375	$41,295	$30,261
Charged to income tax expense	9,744	(1,527)	3,033
Charged to other accounts	-	3,607	8,001
Balance at December 31,	$53,119	$43,375	$41,295

As of December 31, 2014, the valuation allowance reduced current deferred tax assets by $3.8 million and noncurrent deferred tax assets by $49.2 million.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013	2012
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$28,813	$26,460	$28,745
Additions for tax positions of current year	7,766	5,925	6,656
Additions for tax positions of prior years	154	1,501	854
Reductions for tax positions of prior years	(554)	(45)	(115)
Reductions for settlements of tax positions	-	(576)	-
Reductions for lapses in statutes of limitations	(104)	(4,452)	(9,680)
Unrecognized tax benefits balance at December 31,	$36,075	$28,813	$26,460

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet. If these benefits were recognized, they would have reduced income tax expense in 2014, 2013 and 2012 by $23.4 million, $18.7 million and $17.2 million, respectively, net of the federal benefit from state income taxes. As of December 31, 2014, it is reasonably possible that unrecognized tax benefits could decrease by approximately $10 million in the next twelve months. The nature of the uncertainty relates primarily to state income tax positions and their resolution or the expiration of statutes of limitation.

U.S. Cellular recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense. The amounts charged to income tax expense related to interest and penalties resulted in an expense of $3.5 million and $0.6 million in 2014 and 2013, respectively, and a benefit of $2.2 million in 2012. Net accrued interest and penalties were $16.2 million and $12.3 million at December 31, 2014 and 2013, respectively.

U.S. Cellular is included in TDS' consolidated federal income tax return. U.S. Cellular also files various state and local income tax returns. The TDS consolidated group remains subject to federal income tax audits for the tax years after 2011. With only a few exceptions, TDS is no longer subject to state income tax audits for years prior to 2010.